Equity - Free distribution reserves (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reserves within equity [line items]
Refund of cash contributions (Note 25b)			$ (28,893)
Free Distributable Reserves
Disclosure of reserves within equity [line items]
Conversion (Note 1)			(1,499,980)
Cash contributions	$ 0	$ 0	6,600
Refund of cash contributions (Note 25b)			(28,893)
Total distributable reserves	$ 0	$ 0	$ (1,522,273)